Revenue	9 Months Ended
Sep. 30, 2020
Revenue
Revenue

17      Revenue

Revenue is comprised of the following:

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Sales of goods	9,792	20,981	30,683	58,121
Commissions	8,706	6,080	24,687	16,617
Fulfillment	8,267	7,313	22,348	18,001
Value added services	4,901	4,729	14,367	14,042
Marketing and Advertising	1,521	1,556	4,698	3,771
Other revenue	485	258	1,080	580
Revenue	33,672	40,916	97,863	111,132

As previously disclosed in the annual consolidated financial statements, the Group had one operating and reportable segment, an e-Commerce platform. Although the e-Commerce platform consists of different business platforms of the Group, the chief operating decision-maker, comprised of two Co-CEO’s and the CFO, makes decisions regarding allocation of resources based on the long-term growth potential of the Company as determined by market research, growth and potential in regions, and various internal key performance indicators.

For the nine months ended September 30, 2020, no customer amounted for more than 5% of Group revenues (September 30, 2019: nil).

The Group’s geographical distribution of revenue was as follows:

	For the three months ended		For the nine months ended
Revenue	September 30,		September 30,
in thousands of EUR	2020	2019	2020	2019
West Africa(1)	15,138	17,467	44,589	47,310
North Africa(2)	11,398	13,887	34,092	40,214
East and South Africa(3)	6,853	8,571	18,489	22,610
Europe	177	991	579	998
United Arab Emirates	106	—	114	—
Total	33,672	40,916	97,863	111,132

(1) West Africa covers Nigeria, Ivory Coast, Senegal, Cameroon and Ghana.

(2) North Africa covers Egypt, Tunisia, Morocco and Algeria.

(3) East and South Africa covers Kenya, Tanzania, Uganda, Rwanda and South Africa.

The variation registered in the Group’s revenue for the three and nine months ended on September 30, 2020 was mainly driven by our marketplace gaining more depth, which positioned us to undertake fewer sales on a first party basis.